Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)	Jun. 30, 2015 CNY (¥)
PROPERTY AND EQUIPMENT, NET [Abstract]
Electronic equipment			¥ 75,447		¥ 80,231
Furniture and office equipment			16,777		13,142
Leasehold improvements			25,769		30,141
Motor vehicles			1,494		1,434
Less: accumulated depreciation			(73,216)		(75,242)
Net book value	$ 8,017		46,271		¥ 49,706
Depreciation expenses	$ 3,770	¥ 23,371	18,364	¥ 14,902
Loss from disposal of property and equipment		¥ 372	¥ 104	¥ 160